UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington,  D.C.  20549

                              Form 13F

                         Form  13F  -  COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment  [   ];  Amendment Number:
This Amendment  (Check only one.):   [   ]   is a restatement.
                                     [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Philadelphia International Advisors, LP
Address:  One Liberty Place, Suite 1200
          1650 Market Street
          Philadelphia, PA  19103 - 7391

Form 13F File Number: 028-10372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of reporting manager:

Name:      Kent E. Weaver
Title:     Chief Compliance Officer
Phone:     215 - 419 - 6687

Signature, Place, and Date of Signing:

/S/ Kent E. Weaver    Philadelphia, PA     02/02/2005

[XX]  13F HOLDINGS REPORT.    (Check here if all holdings of this
      reporting are reported in this report.)

[  ]  13F NOTICE.    (Check here if no holdings reported are in this
      report, and all holdings are reported by other reporting manager(s).)

[  ]  13F COMBINATION REPORT.    (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        00

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:   $724,680
                                          (thousands)

List of Other Included Managers:

No.      Form 13F File Number:  Name:

                                                            FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF     CUSIP      (x$1000) PRN AMT  PRN  DSCRETN   MANAGERS   SOLE  SHARED    NONE
---------------------------    ----------   ---------  -------- -------  ---  -------   -------- ------ ------- --------
ABN-Amro ADR                         ADR     000937102    10670  401119  SH     SOLE             401119       0       0
Aegon ADR                            ADR     007924103     9916  723273  SH     SOLE             723273       0       0
Akzo Nobel ADR                       ADR     010199305     7324  172379  SH     SOLE             172379       0       0
Allianz ADR                          ADR     018805101    13649 1027035  SH     SOLE            1027035       0       0
Allied Irish Banks ADR               ADR     019228402    19102  462763  SH     SOLE             462763       0       0
AXA ADR                              ADR     054536107    11893  480541  SH     SOLE             480541       0       0
Bank of Fukuoka ADR                  ADR     062215207    11258  170895  SH     SOLE             170895       0       0
BASF ADR                             ADR     055262505    13676  189888  SH     SOLE             189888       0       0
Benetton ADR                         ADR     081795403     7015  262135  SH     SOLE             262135       0       0
BOC ADR                              ADR     055617609    11344  297037  SH     SOLE             297037       0       0
BP ADR                               ADR     055622104    13476  230757  SH     SOLE             230757       0       0
Canon ADR                            ADR     138006309    16589  305722  SH     SOLE             305722       0       0
Cemex ADR                            ADR     151290889    14951  410517  SH     SOLE             410517       0       0
Compal Electronics GDR               ADR     20440Y200     5296 1058921  SH     SOLE            1058921       0       0
Danske Bank ADR                      ADR     236363107    12456  406379  SH     SOLE             406379       0       0
E.ON ADR                             ADR     268780103    18029  198118  SH     SOLE             198118       0       0
Eisai ADR                            ADR     282579309    17748  539647  SH     SOLE             539647       0       0
Endesa ADR                           ADR     29258N107    18892  811882  SH     SOLE             811882       0       0
ENI ADR                              ADR     26874R108    24360  193583  SH     SOLE             193583       0       0
France Telecom ADR                   ADR     35177Q105    13183  398531  SH     SOLE             398531       0       0
GlaxoSmithkline ADR                  ADR     37733W105    15148  319647  SH     SOLE             319647       0       0
Heineken ADR                         ADR     423012202     9541  286172  SH     SOLE             286172       0       0
ING Groep N.V. ADR                   ADR     456837103     8959  296159  SH     SOLE             296159       0       0
ISHARES TR MSCI EAFE INDEX           ADR     464287465     2377   14834  SH     SOLE              14834       0       0
Ito-Yokado Co. ADR                   ADR     465714400    10903  259830  SH     SOLE             259830       0       0
Kao Corp ADR                         ADR     485537302     2478    9690  SH     SOLE               9690       0       0
Korea Electric ADR                   ADR     500631106    37620 2841370  SH     SOLE            2841370       0       0
KYOCERA CORP ADR                     ADR     501556203    11553  150077  SH     SOLE             150077       0       0
Lafarge ADR                          ADR     505861401     7622  315615  SH     SOLE             315615       0       0
Lloyds TSB ADR                       ADR     539439109    12093  328681  SH     SOLE             328681       0       0
NEC CORP ADR                         ADR     629050204      490   79985  SH     SOLE              79985       0       0
Nestle ADR                           ADR     641069406    12153  185813  SH     SOLE             185813       0       0
NOMURA HLDGS INC SPONSORED ADR       ADR     65535H208      688   47239  SH     SOLE              47239       0       0
Norsk Hydro ADR                      ADR     656531605    10650  135297  SH     SOLE             135297       0       0
Novartis ADR                         ADR     66987v109    13332  263798  SH     SOLE             263798       0       0
PT TELEKOMUNIKIASI INDONESIAAD       ADR     715684106     9241  439620  SH     SOLE             439620       0       0
Reed Elsevier ADR                    ADR     758204101    12677  461658  SH     SOLE             461658       0       0
REED ELSEVIER PLC SPONSORED AD       ADR     758205108      528   14231  SH     SOLE              14231       0       0
ROYAL BK SCOTLAND PLC SHS            ADR     G76891111     1542   45826  SH     SOLE              45826       0       0
Samsung Electronics GDR              ADR     796050888    30393  139680  SH     SOLE             139680       0       0
Scottish Power ADR                   ADR     81013T705    10936  350933  SH     SOLE             350933       0       0
Sharp ADR                            ADR     819882200     9392  575258  SH     SOLE             575258       0       0
Siemens ADR                          ADR     826197501     2332   27544  SH     SOLE              27544       0       0
SIGNET GROUP PLC ADR SPONSORED       ADR     82668L872     6517  300717  SH     SOLE             300717       0       0
TAIWAN SEMICONDUCTOR MFG CO AD       ADR     874039100    68693 8091007  SH     SOLE            8091007       0       0
TALISMAN ENERGY INC COM              ADR     87425E107    19684  730119  SH     SOLE             730119       0       0
Telekom Indo ADR                     ADR     715684106     2160  102755  SH     SOLE             102755       0       0
TESCO PLC ADR SPONSORED              ADR     881575302    14562  785819  SH     SOLE             785819       0       0
THOMSON MULTIMEDIA ADR SPONSOR       ADR     885118109    13551  510409  SH     SOLE             510409       0       0
Total ADR                            ADR     89151E109     2942   26788  SH     SOLE              26788       0       0
TOTAL S A ADR SPONS                  ADR     89151E113    12268  111694  SH     SOLE             111694       0       0
Toyota Motor ADR                     ADR     892331307    12328  150578  SH     SOLE             150578       0       0
TPG N V SPONSORED ADR                ADR     892339102    31021 1138415  SH     SOLE            1138415       0       0
UNILEVER N V NEW YORK SHS N          ADR     904784709    10002  151412  SH     SOLE             151412       0       0
VODAFONE GROUP PLC NEW ADR SPO       ADR     92857W100    17046  622563  SH     SOLE             622563       0       0
YARA INTL ASA SPONSORED ADR          ADR     984851204     1213   92069  SH     SOLE              92069       0       0
ZURICH FINL SVCS ADR SPONSORED       ADR     98982M107     9218  552827  SH     SOLE             552827       0       0